UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012

Check here if Amendment: [ ]; Amendment Number:

This Amendment (Check only one):      [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     OVERLOOK HOLDINGS LIMITED

Address:  P.O. Box 438, Palm Grove House, Road Town

          Tortola, British Virgin Islands, VG1110

Form 13F File Number: TO BE ASSIGNED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      MICHAEL LONERGAN

Title:     DIRECTOR

Phone:     852 2912 0805

Signature, Place, and Date of Signing

/s/      MICHAEL LONERGAN          JAPAN               FEBRUARY 14, 2013

     [Signature]                   [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:           4

Form 13F Information Table Value Total:           347,510
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number         Name

1     TO BE ASSIGNED               OVERLOOK INVESTMENTS (BVI) LIMITED

2     TO BE ASSIGNED               OVERLOOK INVESTMENTS, L.P.

3.    TO BE ASSIGNED               OVERLOOK INVESTMENTS LIMITED



FORM 13F NOTES

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

OVERLOOK HOLDINGS LIMITED disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

OVERLOOK HOLDINGS LIMITED or its subsidiaries act as general partner, investment advisers, or members of various entities and therefore may exercise investment or voting discretion for them. OVERLOOK HOLDINGS LIMITED disclaims that it exercises investment or voting discretion for such entities, but includes the holdings of all such entities in this form.

COLUMN 1  COLUMN 2  COLUMN 3  COLUMN 4  COLUMN 5                      COLUMN 6      COLUMN 7              COLUMN 8
NAME OF   TITLE OF  CUSIP     VALUE     SHRS OR   SH/PRN   PUT/CALL   INVESTMENT     OTHER             VOTING AUTHORITY
ISSUER    CLASS              (X$1000)   PRN AMT                       DISCRETION    MANAGER     SOLE       SHARED         NONE
CTRIP
COMINT
INC.      ADS      22943F100 109,331    4,799,447   SH        -        DEFINED      1, 2, 3  4,799,447       0             0
GIANT
INTERACTIVE
GROUP
INC.      ADR      374511103  30,205    5,593,585   SH        -        DEFINED      1, 2, 3  5,593,585       0             0
NETEASE
INC.      ADR      64110W102  89,334    2,100,000   SH        -        DEFINED      1, 2, 3  2,100,000       0             0
Q1H00
360
TECHNOLOGY
CO. LTD.  ADS      74734M109  118,640   4,000,000   SH        -        DEFINED      1, 2, 3  4,000,000       0             0